Document and Entity Information	Jan. 23, 2022
Cover [Abstract]
Entity Registrant Name	FLUIDIGM CORP
Amendment Flag	true
Entity Central Index Key	0001162194
Document Type	8-K/A
Document Period End Date	Jan. 23, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-34180
Entity Tax Identification Number	77-0513190
Entity Address, Address Line One	2 Tower Place
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	266-6000
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.001 per share
Trading Symbol	FLDM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	Fluidigm Corporation is filing this Amendment No. 1 to its Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) on January 24, 2022 (the “Report”) to refile Exhibit 10.1 in order to correct a typographical error. In Exhibit 10.1, the definition of “Preferred Shares” incorrectly referenced Series B-2 Preferred Stock rather than Series B-1 Preferred Stock. This Amendment No. 1 is filed solely to refile Exhibit 10.1 to correct such typographical error. Except as stated in this Explanatory Note, this Amendment No. 1 does not otherwise change or update the disclosure set forth in the Report.